Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Segment District	Jan. 02, 2016 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	4
Number of school districts out of the top 100 in the U.S. in which the company supply | District	95
Total assets | $	$ 1,247,011	$ 1,096,159